ACCOUNTING STANDARDS AND BASIS OF PREPARATION (Policies)	12 Months Ended
Dec. 31, 2025
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
Basis of preparation

These Consolidated Financial Statements have been prepared in accordance with IFRS Accounting Standards as issue by the International Accounting Standards Board (“IASB”).

The preparation of Financial Statements at a certain date requires Management to make estimations and evaluations affecting the amount of assets and liabilities recorded and contingent assets and liabilities disclosed at such date, as well as income and expenses recorded during the year. Actual results might differ from the estimates and evaluations made at the date of preparation of these Consolidated Financial Statements. The most significant judgments made by Management in applying Grupo Supervielle’s accounting policies and the major estimations and significant judgments are described in Note 2.

These consolidated financial statements as of December 31, 2025, were approved by resolution of the Board of Directors' meeting held on April 8, 2026.

Going concern

The consolidated financial statements as of December 31, 2025, 2024 and 2023 have been prepared on a going concern basis as there is a reasonable expectation that Grupo Supervielle will continue its operational activities in the foreseeable future (and in any event with a time horizon of more than twelve months from the end of the reporting period).

Measuring Unit - IAS 29 (Financial reporting in hyperinflationary economies)

The Consolidated Financial Statements of the Entity are expressed in Argentine pesos which is the functional currency of the Group.

IAS 29 establishes the conditions under which an entity shall restate its financial statements if it is located in an economic environment considered hyperinflationary. This Standard requires that the financial statements of an entity that reports in the currency of a highly inflationary economy shall be stated in terms of the measuring unit current at the closing date of the latest reporting period, regardless of whether they are based on a historical cost approach or a current cost approach. To this end, in general terms, the inflation rate must be computed in the non-monetary items as from the acquisition date or the revaluation date, as applicable. These requirements also comprise the comparative information of the financial statements.

To determine the existence of a highly inflationary economy under the terms of IAS 29, the standard details a series of factors to consider, including a cumulative inflation rate over three years that is close to or exceeds 100%.

It is important to highlight that the three-year accumulated inflation rate as of December 31, 2025 reached 792.1. Consequently, the Company has restated its consolidated financial statements in the terms of IAS 29 for the year ended December 31, 2024.

Grupo Supervielle used the National Consumer Price Index (National CPI) to restate balances and transactions. The tables below show the evolution of these indexes in the last three years and as of December 31, 2025 according to official statistics (INDEC):

	As of December 31,
Variation in Prices	2023	2024	2025
Annual	211.4%	117.8%	31.5%
Accumulated 3 years	815.6%	1,221.0%	792.1%

As a consequence of the aforementioned, these Consolidated Financial Statements as of December 31, 2025 were restated in accordance with the provisions of IAS 29.

Restatement of the Financial Position

Grupo Supervielle restated all the non-monetary items in order to reflect the impact of inflation in terms of the measuring unit current as of December 31, 2025. Consequently, the main items restated were Property, Plant and Equipment, Intangible assets, Goodwill, Inventories and Equity. Each item must be restated since the date of the initial recognition in Grupo Supervielle's accounts or since the date of the last revaluation. Monetary items have not been restated because they are stated in terms of the measuring unit current as of December 31, 2025.

Comparative figures must also be presented in the measuring unit current as of December 31, 2025. Therefore, comparative figures for the previous reporting periods have been restated by applying a general price index, so that the resulting comparative financial statements are presented in terms of the measuring unit current at the end of the reporting period.

Restatement of the Income Statement and the Statement of Cash Flows

In the Income Statement, items shall be restated from the dates when the items of income and expense were originally recorded. To this end, Grupo Supervielle applied the variations in the consumer price index.

The effect of inflation on the net monetary position is included in the Income Statement under Results from exposure to changes in the purchasing power of money.

The items of the Statement of Cash Flows must also be restated in terms of the measuring unit current at the closing date of the Statement of Financial Position. IAS 29 paragraph para 33 states that all items in the statement of cash flows are expressed in terms of the measuring unit current at the end of the reporting period.

Restatement of the Statement of Changes in Shareholder’s Equity

All components of the Statement of Changes in Shareholder’s Equity must be restated from the dates on which the items were contributed or otherwise arose.

Change in accounting policies and new accounting standards

The Group has applied the following amendments for the first time for their annual reporting period commencing 1 January 2025, which had no significant impact on the Group’s consolidated financial statements.

Changes during the year ended December 31, 2025:

(a)	Amendments to IAS 21 - Lack of Interchangeability: The amendments establish a two-step approach to assess whether a currency can be exchanged for another currency and, when this is not possible, determine the exchange rate to be used and the information to be disclosed. The changes have been effective since January 1st, 2025 and there have been no significant impact.

The changes that have not entered into force as of December 31, 2025 are set out below:

(a) Amendments to IFRS 9 and IFRS 7: Classification and Measurement of Financial Instruments

These amendments clarify the recognition and derecognition requirements for certain financial assets and liabilities, with a new exception for some liabilities settled through an electronic cash transfer system; they also clarify and add guidance for assessing whether a financial asset meets the criteria for generating only principal and interest payments (SPPI); they add new disclosures for certain instruments with contractual terms that may change cash flows (such as some instruments with features linked to achieving environmental, social, and governance (ESG) objectives); and they will update the disclosures for equity instruments designated at fair value through other comprehensive income. The implementation date for these amendments is January 1, 2026. The Group does not expect any impacts from the implementation of this standard.

(b) IFRS 18: Presentation and Disclosure in Financial Statements

This new standard focuses on the presentation of the statement of profit or loss. The key new concepts introduced by IFRS 18 relate to: the structure of the statement of profit or loss; disclosure requirements in the financial statements for certain performance measures reported outside an entity's financial statements (i.e., performance measures defined by management); and improvements to the principles of grouping and disaggregating items in the primary financial statements and in the notes to the financial statements in general. It will be effective for annual periods beginning on or after January 2027. Early application is permitted. Its impact on the Group's financial statements is being assessed.

(c) IFRS 19: Non-Publicly Responsible Subsidiaries – Disclosures

This voluntary standard allows eligible subsidiaries to replace the disclosures required by each specific IFRS with reduced disclosures that it establishes. It seeks to balance the information needs of users of these entities' financial statements while saving costs for preparers. A subsidiary will be eligible if: it has no public accountability; and its parent company presents consolidated financial statements for public use that comply with IFRS Standards. It will be effective for annual periods beginning in January 2027. Early adoption is permitted. Its impact on the Group's financial statements is being assessed.

Consolidation

A subsidiary is an entity (or subsidiary), including structured entities, in which Grupo Supervielle has control. The Group controls an entity where the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. The existence and the effect of the substantive rights, including substantive rights of potential vote, are considered when evaluating whether Grupo Supervielle has power over the other entity. For a right to be substantive, the holder must have the practical ability to exercise such right whenever it is necessary to make decisions to direct the activities of the entity. Grupo Supervielle can have control over an entity, even when it has less voting powers than those required for the majority.

Accordingly, the protective rights of other investors, as well as those related to substantive changes in the subsidiary´ activities or applicable only in unusual circumstances, do not prevent Grupo Supervielle from having power over a subsidiary. The subsidiaries are consolidated from the date on which control is transferred to Grupo Supervielle. They are deconsolidated from the date that control ceases.

The following chart details the subsidiaries included in the consolidation process:

		Percentage of direct and indirect investment in capital stock
Company	Main Activity	12/31/2025		12/31/2024		12/31/2023
Banco Supervielle S.A.	Commercial Bank	99.90	% (1)	99.90	% (1)	99.90	% (1)
Supervielle Asset Management S.A.	Asset Management and Other Services	100.00%		100.00%		100.00%
Sofital S.A.U.F.e.I.	Real State	100.00%		100.00%		100.00%
Espacio Cordial de Servicios S.A.	Retail Services	100.00%		100.00%		100.00%
Supervielle Seguros S.A.	Insurance	100.00%		100.00%		100.00%
Micro Lending S.A.U.	Financial Company	100.00%		100.00%		100.00%
InvertirOnline S.A.U.	Financial Broker	100.00%		100.00%		100.00%
Portal Integral de Inversiones S.A.U.	Representations	100.00%		100.00%		100.00%
IOL Holding S.A.	Financial Company	100.00%		100.00%		100.00%
IOL Agente de Valores S.A.	Financial Company	100.00%		100.00%		100.00%
Supervielle Productores Asesores de Seguros S.A.	Insurance Broker	100.00%		100.00%		100.00%
Bolsillo Digital S.A.U. (in dissolution) (2)	Fintech	100.00%		100.00%		100.00%
Supervielle Agente de Negociación S.A.U.	Financial Broker	100.00%		100.00%		100.00%

(1) Grupo Supervielle S.A.’s direct and indirect interest in Banco Supervielle S.A votes amounts to 99.87%, as of 12/31/2025, 12/31/2024 and 12/31/2023 respectively.

(2) On March 30, 2026, the shareholders of Bolsillo Digital S.A.U. approved the early dissolution of the company and the commencement of its liquidation process pursuant to Section 94, subsection 1, of the Argentine General Companies Law. As from that date and until its deregistration, the company operates under the name Bolsillo Digital S.A.U. (in dissolution).

For consolidation purposes, financial statements corresponding to the year ended December 31, 2025 were used, which cover the same period of time with respect to Grupo Supervielle's financial statements.

Inter-company transactions, balances and unrealised gains on transactions between Grupo Supervielle companies are eliminated.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated income statement, statement of comprehensive income, statement of changes in shareholder´s equity and statement of financial position respectively.

In accordance with the provisions of IFRS 3, the acquisition method is the one used to account for the acquisition of subsidiaries. The identifiable assets acquired and the liabilities and contingent liabilities assumed in a business combination are measured at their fair values on the date of acquisition.

The excess of the: (i)consideration transferred, (ii) non-controlling interest in the acquired entity, and (iii) acquisition-date fair value of any previous equity interest in the acquired entity over the fair value of the net identifiable assets acquired is recorded as goodwill.

The consideration transferred for the acquisition of a subsidiary comprises the: (i) fair values of the assets transferred, (ii) liabilities incurred to the former owners of the acquired business, (iii) equity interests issued by the group, (iv) fair value of any asset or liability resulting from a contingent consideration arrangement, and (v) fair value of any pre-existing equity interest in the subsidiary.

Transactions with non-controlling interest

Grupo Supervielle treats transactions with non-controlling interests that do not result in a loss of control as transactions with equity owners of Grupo Supervielle. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling interests and any consideration paid or received is recognized in a separate reserve within equity attributable to owners of Grupo Supervielle.

Segment Reporting

An operating segment is defined as a component of an entity or a Group that engages in business activities from which it may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the same entity), and whose financial information is evaluated on a regular basis by the chief operating decision maker.

Operating segments are reported in a manner consistent with the internal reporting provided to:

(i)	Key senior management who allocate resources to and assess the performance of the operating segment; and
(ii)	The Board, who is in charge of making strategic decisions of Grupo Supervielle.

Foreign currency translation

(a)     Functional and presentation currency

Figures included in the Consolidated Financial Statements of each of Grupo Supervielle’s entities are measured using the functional currency, that is, the currency of the primary economic environment in which the entity operates. Consolidated Financial Statements are presented in Argentine pesos, which is the functional and presentation currency of Grupo Supervielle.

Translation of foreign operations

The results and financial position of the subsidiaries with a functional currency other than the Argentine peso are translated into Grupo Supervielle's functional currency in accordance with the provisions of IAS 21 “Effects of changes in foreign currency exchange rates”, as follows:

●	Assets and liabilities, at the closing exchange rate on the date of each consolidated statement of financial position.
●	Income and expenses, at the average exchange rate.

Subsequently, the converted balances were adjusted for inflation in order to present them in the measuring unit current at the end of the reporting period (see Note 1.1.2).

All the differences resulting from the translation were recognized in the “Foreign currency translation adjustment” line of the Consolidated Statement of Other Comprehensive income.

In the case of sale or disposal of any of the subsidiaries, the accumulated  translation  differences must be recognized in the Consolidated Income Statement  as part of the gain or loss from the sale or disposal.

(b)    Transactions and balances

Transactions in foreign currency are translated into the functional currency using the exchange rates published by the Argentine Central Bank at the dates of the transactions. Gains and losses in foreign currency resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currency at year end exchange rates, are recognized in the income statement, under “Exchange rate differences on gold and foreign currency”.

As of December 31, 2025 and 2024, the balances in U.S. dollars were converted at the reference exchange rate determined by the Argentine Central Bank. In the case of foreign currencies other than U.S. dollars, they have been converted to this currency using the exchange rates derived from repo transactions reported by the Argentine Central Bank.

Cash and due from banks

Cash and due from Banks includes available cash and unrestricted deposits held in Banks, which are short-term liquid instruments and have original maturities of less than three months.

Assets disclosed under cash and due from Banks are measured at amortized cost which is close to its fair value.

Cash and Cash equivalents include cash and highly liquid short-term securities with an original maturity of less than three-months according to the following detail:

Item	12/31/2025	12/31/2024	12/31/2023
Cash and due from banks	1,599,186,464	858,981,662	656,287,173
Debt securities at fair value through profit or loss	133,028,981	143,866,688	59,006,302
Money Market Funds	6,014,288	524,108	8,652,858
Cash and cash equivalents	1,738,229,733	1,003,372,458	723,946,333

Reconciliation between balances as appearing on the Statement of Financial Position and the items in the Statement of Cash Flow:

Items	12/31/2025	12/31/2024	12/31/2023
Cash and due from Banks
As per Statement of Financial Position	1,599,186,464	858,981,662	656,287,173
As per the Statement of Cash Flow	1,599,186,464	858,981,662	656,287,173
Debt securities at fair value through profit or loss
As per Statement of Financial Position	249,506,501	346,410,248	132,965,249
Securities not considered a cash equivalents	(116,477,520)	(202,543,560)	(73,958,947)
As per the Statement of Cash Flow	133,028,981	143,866,688	59,006,302
Money Market Funds
As per Statement of Financial Position – Other financial assets	57,533,129	37,666,571	133,205,770
Other financial assets not considered a cash equivalents	(51,518,841)	(37,142,463)	(124,552,912)
As per the Statement of Cash Flow	6,014,288	524,108	8,652,858

Reconciliation of liabilities from financing activities at December 31, 2025, 2024 and 2023 is as follows:

		Cash Flows		Other non-cash
Items	12/31/2024	Inflows	Outflows	movements	12/31/2025
Unsubordinated debt securities	67,297,539	459,315,760	(355,803,167)	4,056,266	174,866,398
Financing received from the Argentine Central Bank and other financial institutions	51,695,858	9,326,777,805	(8,897,679,921)	—	480,793,742
Lease Liabilities	8,068,276	—	(15,222,513)	19,450,325	12,296,088
Total	127,061,673	9,786,093,565	(9,268,705,601)	23,506,591	667,956,228

		Cash Flows		Other non-cash
Items	12/31/2023	Inflows	Outflows	movements	12/31/2024
Unsubordinated debt securities	—	68,527,449	(3,081,005)	1,851,095	67,297,539
Financing received from the Argentine Central Bank and other financial institutions	7,711,558	395,351,414	(351,367,114)	—	51,695,858
Lease Liabilities	8,185,763	—	(11,698,919)	11,581,432	8,068,276
Total	15,897,321	463,878,863	(366,147,038)	13,432,527	127,061,673

		Cash Flows		Other non-cash
Items	12/31/2022	Inflows	Outflows	movements	12/31/2023
Unsubordinated debt securities	5,008,190	98,980	(5,107,170)	—	—
Financing received from the Argentine Central Bank and other financial institutions	49,328,858	394,753,367	(436,370,667)	—	7,711,558
Lease Liabilities	13,991,858	—	(14,335,184)	8,529,089	8,185,763
Total	68,328,906	394,852,347	(455,813,021)	8,529,089	15,897,321

Associates

Associates are entities over which Grupo Supervielle has significant influence (directly or indirectly), but not control, generally accompanying a stake of between 20 and 50 percent of the voting rights. Investments in associates are accounted for using the equity method, and are initially recognized at cost. The book value of the associates includes the goodwill identified in the acquisition less accumulated impairment losses, if applicable. Dividends received from associates reduce the book value of the investment. Other changes subsequent to the acquisition in Grupo Supervielle's participation in the net assets of an associate are recognized as follows: (i) Grupo Supervielle's participation in the gains or losses of associates is recorded in the income statement as profit or loss by associates and joint ventures and (ii) Grupo Supervielle's share in other comprehensive income is recognized in the statement of other comprehensive income and is presented separately. However, when Grupo Supervielle's share of losses in an associate equals or exceeds its interest in the associate, Grupo Supervielle will cease to recognize its share of additional losses, unless it has incurred obligations or made payments on behalf of the associate.

Unrealized gains on transactions between Grupo Supervielle and its associates are eliminated to the extent of Grupo Supervielle's participation in the associates; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset.

Financial Instruments

Initial Recognition and measurement

Financial assets and financial liabilities are recognized when the entity becomes a party to the contractual provisions of the instrument. Purchases and sales of financial assets are recognized on trade-date, the date on which Grupo Supervielle commits to purchase or sell the asset.

At initial recognition, Grupo Supervielle measures financial assets or liabilities at fair value, plus or less, for instruments not recognized at fair value through profit or loss, transaction costs that are directly attributable to the acquisition, such as fees and commissions.

When the fair value of financial assets and liabilities differs from the transaction price on initial recognition, Grupo Supervielle recognizes the difference as follows:

●	When the fair value is evidenced by a quoted price in an active market for an identical asset or liability or based on a valuation technique that only uses data from observable markets, the difference is recognized as a gain or loss.
●	In all other cases, the difference is deferred and the timing of recognition of deferred day one profit or loss is determined individually. It is either amortized over the life of the instrument until its fair value can be determined using market observable inputs or realized upon settlement.

Financial Assets

a – Debt Instruments

Debt instruments are those instruments that meet the definition of a financial liability from the issuer’s perspective, such as loans, government and corporate bonds and, accounts receivables purchased from clients in non-recourse factoring transactions.

Classification

Pursuant to IFRS 9, the Entity classifies financial assets depending on whether these are subsequently measured at amortized cost, fair value through other comprehensive income or fair value through profit or loss, on the basis of:

a)    Grupo Supervielle’s business model for managing financial assets, and;

b)    the cash-flows characteristics of the financial asset

Business Model

The business model refers to the way in which Grupo Supervielle manages a set of financial assets to achieve a specific business objective. It represents the way in which Grupo Supervielle maintains the instruments for the generation of funds.

The business models that Grupo Supervielle can follow are the following:

-Held to collect the contractual cash flows;

-Held to collect the contractual cash flows and selling the assets; or

-Held for trading.

Grupo Supervielle determines its business model at the level that best reflects how it manages groups of financial assets to achieve a specific business objective.

The business model of Grupo Supervielle does not depend on the management’s intentions for an individual instrument.

Therefore, this business model is not evaluated instrument by instrument, but at a higher level of aggregated portfolios and is based on observable factors such as:

●	How the business model’s return is evaluated and how financial assets held in that business model are evaluated and reported to Grupo Supervielle’s key personnel.
●	The risks affecting the business model’s return (and financial assets held in that business model) and, particularly, the way these risks are managed.
●	How Grupo Supervielle’s key personnel is compensated (for instance, if salaries are based on the fair value of the assets managed or on contractual cash flows collected).
●	The expected frequency, the value, moment and reasons of sales are also important aspects.

The evaluation of the business model is based on reasonably expected scenarios, irrespective of worst-case or stress case scenarios. If after the initial recognition cash flows are realized in a different manner from the original expectations, Grupo Supervielle will not change the classification of the remaining financial assets held in that business model, but it will consider such information for evaluating recent purchases or originations. An instrument’s reclassification is only made when, and only when, an entity changes its business model for managing financial assets.

Contractual Cash Flow Characteristics

Where the business model is to hold assets to collect contractual cash flows or to collect contractual cash flows and sell, Grupo Supervielle assesses whether the financial instruments’ cash flows represent solely payments of principal and interest. Where the contractual terms introduce exposure to risk or volatility that are inconsistent with a basic lending arrangement, the related financial asset shall be classified and measured at fair value through profit or loss.

Based on the aforementioned, there are three different categories of financial assets:

i)    Financial assets at amortized cost.

Financial assets shall be measured at amortized cost if both of the following conditions are met:

(a)    the financial asset is held for collection of contractual cash flows, and

(b)    the assets’s cash flows represent solely payments of principal and interest.

The amortized cost is the amount at which it is measured at initial recognition minus the principal repayments, plus or minus the cumulative amortization using the effective interest rate method of any difference between that initial amount and the maturity amount and, for financial assets, adjusted for any loss allowance. The effective interest rate is the rate that exactly discounts estimated future cash recepits through the expected life of the financial asset to the gross carrying amount of a financial asset (i.e. its amortised cost before any impairment allowance).When applying this method, Grupo Supervielle identifies the incremental direct costs as an integral part of the effective interest rate.

ii)    Financial assets at fair value through other comprehensive income:

Financial assets shall be measured at fair value through other comprehensive income when:

(a)    the financial asset is held for collection of contractual cash flows and for selling financial assets and

(b)    the asset’s cash flows represent solely payments of principal and interest.

These financial instruments are initially recognized at fair value plus incremental and directly attributable transaction costs, and are subsequently measured at fair value through other comprehensive income. Gains and losses arising from changes in fair value are included in other comprehensive income within a separate component of equity. Losses or reversals due to impairment, interest income and exchange rate gains and losses are recognized in profit or loss. At the time of its sale or disposal, the accumulated gain or loss previously recognized in other comprehensive income is reclassified from equity to the Consolidated Income Statement.

iii)    Financial assets at fair value through profit or loss:

Financial assets at fair value through profit or loss comprise:

●	Instruments held for trading
●	Instruments specifically designated at fair value through profit or loss
●	Instruments with contractual cash-flows that do not represent solely payments of principal and interest

These financial instruments are initially recognized at fair value and any change in fair value measurement is charged to the Consolidated Income Statement.

Grupo Supervielle classifies a financial instrument as held for trading if such instrument is acquired or incurred for the main purpose of selling or repurchasing it in the short term, or it is part of a portfolio of financial instruments which are managed together and for which there is evidence of short-term profits or if it is a derivative financial instrument not designated as a hedging instrument. Derivatives and trading securities are classified as held for trading and are measured at fair value.

The fair value of these instruments was calculated using the quotes in active markets at the end of each fiscal year. In the absence of an active market, valuation techniques were used that included the use of market operations carried out under conditions of mutual independence, between interested and duly informed parties, whenever available, as well as references to the current fair value of another instrument that is substantially similar, or discounted cash flow analysis. The estimation of fair values is explained in greater detail in the Note 2 “critical accounting policies and estimates”.

In addition, financial assets may be valued (“designated”) at fair value through profit or loss when, by doing so, Grupo Supervielle eliminates or significantly reduces a measurement or recognition inconsistency.

b – Equity Instruments

Equity instruments are instruments that do not contain a contractual obligation to pay cash or any other financial asset and that evidence a residual interest in the issuer’s net assets.

Such instruments are measured at fair value through profit and loss, except where Grupo Supervielle’s management has elected, at initial recognition, to irrevocably designate an equity investment at fair value through other comprehensive income. This option is available when instruments are not held for trading. The gains or losses of these instruments are recognized in other comprehensive income and are not subsequently reclassified to profit or loss, including on disposal. Dividends that result from such instrument will be charged to income when Grupo Supervielle’s right to receive payments is established.

Derecognition of Financial Assets

Grupo Supervielle derecognizes financial assets only when any of the following conditions are met:

1.	The rights on the financial asset cash flows have expired; or
2.	The financial asset is transferred pursuant to the requirements in 3.2.4 of IFRS 9.

Grupo Supervielle derecognizes financial assets that have been transferred only when the following characteristics are met:

1.	The contractual rights to receive the cashflows from the assets have expired or when they have been transferred and Grupo Supervielle transfers substantially all the risks and rewards of ownership.
2.	The Entity retains the contractual rights to receive cash flows from assets but assumes a contractual obligation to pay those cash flows to other entities and transfers substantially all of the risks and rewards. These transactions result in derecognition if Grupo Supervielle:
a.	Has no obligation to make payments unless it collects amounts from the assets;
b.	Is prohibited from selling or pledging the financial assets;
c.	Has an obligation to remit any cash it collects from the assets without material delay.

Write off of financial assets

Grupo Supervielle reduces the gross carrying amount of a financial asset when it has no reasonable expectations of recovering a financial asset in its entirety of a portion thereof. A write-off constitutes a derecognition event.

Financial Liabilities

Classification

Grupo Supervielle classifies its financial liabilities as subsequently measured at amortized cost using the effective rate method, except for:

●	Financial liabilities at fair value through profit or loss.
●	Financial liabilities arising from the transfer of financial assets which did not qualify for derecognition.
●	Financial guarantee contracts and loan commitments.
●	Commitments to grant loans at rates below market rate

Financial Liabilities measured at fair value through profit or loss: At initial recognition, Grupo Supervielle can designate a liability at fair value through profit or loss if it reflects more appropriately the financial information because:

●	Grupo Supervielle eliminates or substantially reduces an accounting mismatch in measurement or recognition inconsistency; or
●	if financial assets and financial liabilities are managed and their performances assessed on a fair value basis according to an investment strategy or a documented risk management; or
●	if a host contract contains one or more embedded derivatives and Grupo Supervielle has opted for designating the entire contract at fair value through profit or loss.

Financial guarantee contract: A guarantee contract is a contract which requires the issuer to make specified payments to reimburse the holder for a loss it incurs because a specified debtor fails to make payments when due, in accordance with the terms of a debt instrument.

Financial guarantee contracts and loan commitments are initially measured at fair value and subsequently measured at the higher of the amount of the loss allowance and the unaccrued premium at year end.

Derecognition of financial liabilities

The Entity derecognizes financial liabilities when they are extinguished; this is, when the obligation specified in the contract is discharged, cancelled or expires.

Derivatives

Derivatives are initially recognized at their fair value on the date on which the derivative contract is entered into and are subsequently remeasured at fair value.

All derivative instruments are recognised as assets when their fair value is positive, and as liabilities when their fair value is negative. Any change in the fair value of derivative instruments is included in the Consolidated Income Statement.

Grupo Supervielle does not apply hedge accounting.

Repo Transactions

Reverse Repo Transactions

According to the derecognition principles set out in IFRS 9, these transactions are treated as secured loans since the risk has not been transferred to the counterparty. Loans granted in the form of reverse repo agreements are accounted for under “Reverse repo transactions”, classified by counterparty and also by the type of assets received as collateral. At the end of each month, accrued interest income is charged under “Reverse repo transactions” with its corresponding offsetting entry in “Interest Income”. The assets received and sold by Grupo Supervielle are derecognized at the end of the repo transaction, and an in-kind liability is recorded to reflect the obligation to deliver the security disposed of.

Repo Transactions

Loans granted in the form of repo transactions are accounted for under “Repo Transactions”, classified by counterparty and also by the type of asset pledged as collateral. In these transactions, when the recipient of the underlying asset becomes entitled to sell it or pledge it as collateral, it is reclassified to “Financial assets pledged as collateral”. At the end of each month, these assets are measured according to the category they had before they were subject to the repo transaction, and results are charged against the applicable accounts, depending on the type of asset. At the end of each month, accrued interest expense is charged under “Repo Transactions” with its corresponding offsetting entry in “Interest-Expenses”.

Impairment of financial assets

Grupo Supervielle assesses on a forward-looking basis the expected credit losses (“ECL”) associated to its financial assets measured at amortized cost, debt instruments measured at fair value through other comprehensive income, loan commitments and financial guarantee contracts that are not measured at fair value.

Grupo Supervielle measures ECL of financial instruments reflecting the following:

(a)An unbiased and probability – weighted amount that is determined by evaluating a range of possible outcomes

(b)the time value of money; and

(c)reasonable and supportable information that is available without undue cost or effort at the reporting date about past events, current conditions and forecasts of future economic conditions.

IFRS 9 outlines a “three stages” model for impairment based on changes in credit quality since initial recognition:

●	If, at the reporting date, the credit risk of a financial instrument has not increased significantly since its initial recognition, Grupo Supervielle will classify such instrument in “Stage 1”.
●	If a significant increase in credit risk (“SICR”) since initial recognition is identified, the financial instrument is moved to “Stage 2”, but such instrument is not yet deemed to be credit-impaired.
●	If the financial instrument is credit-impaired, it is moved to “Stage 3”.
●	Financial instruments in “Stage 1”, have their ECL measured at an amount equal to the portion of lifetime expected credit losses that result from default events possible within the next 12 months. Instruments in “Stage 2” or “Stage 3” have their, ECL measured based on expected credit losses on a lifetime basis. Note 1.11.2 includes a description of how Grupo Supervielle defines when a significant increase in credit risk has occurred.
●	A pervasive concept in the measuring ECL in accordance with IFRS 9 is that it should consider forward-looking information.
●	Purchased or originated credit-impaired financial assets are those financial assets that are credit-impaired on initial recognition. Their ECL is always measured on a lifetime basis (“Stage 3”).

The following diagram summarizes the impairment requirement under IFRS 9 (other than purchased or originated credit-impaired):

Changes in the credit quality since initial recognition
Stage 1	Stage 2	Stage 3
(initial recognition)	(significant increase of credit risk since initial recognition)	(credit-impaired assets)
12 month- ECL	Lifetime ECL

The following describes Grupo Supervielle´s key judgements and assumptions for ECL measurement:

1.11.2   Significant increase in credit risk

Grupo Supervielle considers a financial instrument to have experienced a significant increase in credit risk when any of the following conditions exist:

Personal and Business Banking

●	Maximum delay at financial asset level > 30 days.
●	If the financial asset is a refinancing.
●	The credit origination score has deteriorated by more than 30% with respect to the current performance score.
●	The difference between the current behavior score and the credit application score is less than -300 in absolute terms.
●	Internal Behavior Score at client level below the cut-off point (1)
●

(1) High Income: Salary plan segment >=400, Open Market segment >=500 and Retirees segment >=600 and Ex>=800 segment

Corporate Banking

●	Portfolios more than 30 days past due.
●	Portfolios whose classification under Argentine Central Bank regulation is 2.
●	Probability of default higher than 30%.
●	Its rating deteriorated by more than two notes from its credit approval rating.
●	If the financial asset is a refinancing.

Sectoral Analysis

Considering that the internal impairment models are estimated using historical information, the risk of default of the corporate portfolio includes an additional sectoral analysis which is performed by grouping financial assets of the corporate portfolio by industry and analysing the risk associated to each industry in the current economic enviroment.

Finally, the different industries are classified into four types of risk. They are:

●	Low risk
●	Medium risk
●	High risk
●	Very high risk

The risk rating matrix by industry is presented below, as of December 31, 2025 no very high risk industries have been identified:

RISK RATING BY INDUSTRY
Agriculture	Low	Utilities (Power generation)	Medium
Food and Drinks	Low	Utilities (Transport and distribution of energy)	Medium
Financial	Low	Chemicals and plastics	Medium
Supermarkets	Low	Auto parts/dealers	Medium
Utilities (water and waste)	Low	Cargo transportation	Medium
Oil and mining	Low	Construction	Medium
Pharmaceutical	Low	Household goods	Medium
IT/Communications	Low	Insurance	Medium
Cleaning	Low	Paper, cardboard, wood, glass	Medium
Oil Industry	Low	Dairy industry	Medium
Citrus Industry	Low	Private construction	Medium
Automotive terminals	Low	Iron and steel industry	Medium
SGR	Low	Machinery and equipment	Medium
Others	Low	Professionals	Medium
Textile	Medium	Home Appliances (Product.)	Medium
Real Estate	Medium	Appliances (Commercial)	Medium
Sports	Medium	Health	Medium
Entertaiment	Medium	Tourism and gastronomy	Medium
Wine industry	Medium	Passenger transport	Medium
Sugar Industry	Medium	Refrigeration industry	Medium
Public Construction	High

In the case of activities with high or very high risk, customers who are up to date will be provisioned as if they were between 1-30 days past due.

1.11.3Individual and collective evaluation basis

Expected credit losses are estimated both in a collective and individual basis.

Grupo Supervielle´s individual estimation is aimed at calculating expected credit losses for significantly impaired loans. In these cases, the amount of credit losses is calculated as the difference between expected cash flows discounted at the instrument´s  effective interest rate and the carrying value of the instrument.

For expected credit loss provisions modelled on a collective basis, Grupo Supervielle has developed internal models. The grouping of exposures is performed on the basis of shared risk characteristics, such that risk exposures within group are homogeneous. In performing the grouping there must be sufficient information for the group to be statistically reliable.

Grupo Supervielle has identified tow groupings: Personal and Business and Corporate Banking, amongst these tow segments Grupo Supervielle estimates parameters in a more granular way based on the shared risk characteristics.

Credit risk features may consider the following factors, among others:

Group	Parameter	Grouping
Personal and Business Banking	Probability of Default (PD)	Personal loans (1)
Credit card loans (1)
Mortgage loans
Automobile and other secured loans
Refinancing
Other financings
	Loss Given Default (LGD)	Personal loans (1)
Credit card loans (1)
Automobile and other secured loans
Overdrafts
Mortgage loans
Refinancing
Other financings

Group	Parameter	Grouping
Corporate Banking	Probability of Default (PD) (2)	MEGRAs
Small and medium size companies
Financial sector
	Loss Given Default (LGD)	Secured loans
Unsecured loans
MEGRAs unsecured + PYMEs unsecured

(1)	For credit cards and personal loans, Grupo Supervielle includes an additional layer of analysis: senior citizens, high income open market, high income payroll, non- high income open market, non-high income payroll, entrepreneurs, former senior citizens, former payroll and On-Boarding.

(2)	For calculating the probability of default, the segments were grouped by arrears bucket (0; 1-30; 31-60; 61-90).

The credit risk characteristics used to group the instruments are, among others: type of instrument, debtor's sector of activity, type of guarantee, aging of past due balances and any other factor relevant to estimating the future cash flows.

Grouping of financial instruments is monitored and reviewed on a regular basis by the Credit Risk and Stress Test Area.

1.11.4Definition of default and credit-impaired

Grupo Supervielle defines a financial instrument as in default when such instrument meets one or more of the following criteria:

Personal and Business Banking

●	Financial instruments delinquent more than 90 days in past due.

Corporate Banking

●	Financial instruments more than 90 days past due.
●	Financial instruments with Argentine Central Bank situation greater than or equal to 3.
●	C or D behavioural score.

These criteria are applied in a consistent manner to all financial instruments and are aligned with the internal definition of default used for the administration of credit risk. Likewise, such definition is consistently applied to define PD (“Probability of Default”), Exposure at Default (“EAD”) and Loss Given Default (“LGD”).

1.11.5Measurement of Expected Credit Loss – Explanation of inputs, assumptions and calculation techniques

ECL is measured on a 12-month or lifetime basis, depending on whether a significant increase in credit risk has occurred since initial recognition or whether an asset is considered to be credit-impaired. ECL are the discounted product of the Probability of Default (“PD”), Exposure at default (“EAD”) and Loss Given Default (“LGD”), defined as follows:

●	The PD represents the likelihood of a borrower defaulting on its financial obligation (pursuant to the “Definition of default and credit impaired” set forth in Note 1.11.4), either over the next 12 months or over the remaining lifetime (lifetime PD) of the obligation.
●	EAD is based on the amounts Grupo Supervielle expects to be owed at the time of default, over the next 12 months (12 months EAD) or over the remaining lifetime (lifetime EAD). For example, for a revolving credit facility, Grupo Supervielle includes the current drawn balance plus any further amount that is expected to be drawn up to the current contractual limit by the time of default, should it occur.
●	LGD represents Grupo Supervielle´s expectation of the extent of loss on a defaulted exposure. LGD varies by type of counterparty, seniority of claim, availability of collateral or other type of credit support. LGD is expressed as a percentage per unit of exposure at the time of default (EAD).

ECL is determined by projecting PD, LGD and EAD for each future month and each individual exposure or collective segment. These three components are multiplied and adjusted for the likelihood of survival (that is, the exposure has not been prepaid or defaulted in an earlier month). This effectively calculates an ECL for each future month, which is then discounted back to the reporting date and add up. The discount rate used in the ECL calculation is the original effective interest rate or an approximation thereof.

The Entity based its calculation of the ECL parameters on internal models that were adapted in order to be compliant with IFRS 9.

Grupo Supervielle includes forward-looking information in its definition of PD, EAD and LGD. See Note 1.11.6 for the explanation of forward-looking information and its consideration in the calculation of ECL.

1.11.6Forward-looking information considered in expected credit loss models

The evaluation of significant increase in credit risk and the calculation of ECL includes forward-looking information. Grupo Supervielle has performed historical analysis and identified key economic variables that impact credit risk and expected credit losses for each portfolio.

Forecasts of these economic variables (“base economic scenario”) are provided by the Research team of Grupo Supervielle and provide the best estimate view of the economy over the next 12 months. The impact of these economic variables on PD and LGD has been determined by performing statistical regression analysis to understand the impact changes in these variables have had historically on default rates and LGD components.

In addition to the base economic scenario, Grupo Supervielle's Research team also provides two possible scenarios together with scenario weightings. The number of other scenarios used is established based on the analysis of the main products to ensure that the effect of linearity between the future economic scenario and the associated expected credit losses is captured. The number of scenarios and their attributes are reassessed annually, unless a situation occurs in the macroeconomic environment that justifies a more frequent review.

As of December 31, 2025, as for its portfolios, Grupo Supervielle concluded that three scenarios have properly captured non-linearities. Scenario analysis are defined by means of a combination of statistic and expert judgement analysis, taking into account the range of potential results of which each scenario is representative. As with any economic forecast, projections and probabilities of occurrence are subject to a high degree of inherent uncertainty, and therefore actual results may be significantly different than projected. Grupo Supervielle considers that these forecasts account for its best calculation of potential results and has analyzed the non-lineal and asymmetric impacts within the different portfolios of Grupo Supervielle to establish that chosen scenarios are representative of the range of possible scenarios.

The most significant assumptions used to calculate ECL as of December 31, 2025 are as follows:

Parameter	Industry / Segment	Macroeconomic Indicator	Scenario 1	Scenario 2	Scenario 3
	Personal and Business Banking	Private Sector Deposits	45.0%	40.0%	41.0%
		Real Badlar Rate (private banks)	2.0%	(0.1)%	3.7%
Probability of Default		Monthly Economic Activity Estimator	3.7%	8.4%	(1.2)%
	Corporate Banking	Real Badlar Rate (private banks)	2.0%	(0.1)%	3.7%
		Blue cheap swap rate	20.1%	(9.3)%	66.9%
	Personal and Business Banking	Real Badlar Rate (private banks)	2.0%	(0.1)%	3.7%
Loss Given Default		Private Sector Real Deposits	45.0%	40.0%	41.0%
		Private Sector Deposits	45.0%	40.0%	41.0%
	Corporate Banking	Real Badlar Rate (private banks)	2.0%	(0.1)%	3.7%
		Inflation	22.0%	17.9%	42.0%

The following are weightings assigned to each scenario as of December 31, 2025:

Scenario 1	60%
Scenario 2	20%
Scenario 3	20%

Sensitivity analysis

The chart below includes changes in ECL as of December 31, 2025 that would result from reasonably potential changes in the following parameters:

December 31, 2025
Reported ECL Allowance	231,751,070
Gross carrying amount	3,997,229,296
Reported Loss rate	5.80%
Irregular Portfolio Coverage	109.14%
ECL amount by scenarios
Favorable scenario (Allowances for loan losses)	214,616,996
Unfavorable scenario (Allowances for loan losses)	244,299,465

Loss Rate by scenarios
Favorable scenario	5.37%
Unfavorable scenario	6.11%

Coverage Ratio by Scenario
Favorable scenario	101.07%
Unfavorable scenario	115.05%

Leases

Group as lessor

Operating leases

Leases where the lessor retains a substantial portion of the risks and rewards of ownership are classified as operating leases. Payments made under operating leases (net of lease incentives) are recognized in profit or loss on a straight-line basis over the term of the lease. In addition, Grupo Supervielle recognizes the associated costs such as amortization and expenses.

The historical cost includes expenditures that are directly attributable to the acquisition of these items and those expenses are charged to profit or loss during the lease term.

The depreciation applied to the leased underlying assets is consistent with the one applied to similar assets’ group. In addition, Grupo Supervielle utilizes the criteria described in IAS 36 to determine whether there is objective evidence that an impairment loss has occurred.

Finance leases

They have been recorded at the current value of the unearned amounts, calculated according to the conditions agreed in the respective contracts, based on the interest rate implicit in them.

Initial measurement

Grupo Supervielle uses the  interest rate implicit in the lease to measure the net investment. This is defined in such a way that the initial direct costs are automatically included in the net investment of the lease.

Initial direct costs, other than those incurred by manufacturers or concessionaires, are included in the initial measurement of the net investment of the lease and reduce the amount of income recognized over the term of the lease. The interest rate implicit in the lease is defined in such a way that initial direct costs are automatically included in the net investment in the lease; there is no need to add them separately.

The difference between the gross amount receivable and the present value represents the finance income that is recognized over the term of the lease. Finance income from leases is recorded in profit or loss for the year. Impairment losses over the lease receivable are recognized in income for the year (see Note 1.11).

See accounting policy related to those leases in which Grupo Supervielle acts as lessee in Note 7 to these Consolidated Financial Statements.

Property, plant and equipment
a)	Basis of measurement used

Land and buildings are recognised at fair value based on periodic valuations by external independent valuers, less subsequent depreciation for buildings. A revaluation surplus is credited to shareholders’ equity.

Management updates the valuation of the fair value of land and buildings (classified as property, plant and equipment), taking into account independent valuations. The sale prices of comparable properties are adjusted considering the specific aspects of each property, the most relevant assumption being the price per square meter (Level 3).  Management determines the value of property, plant and equipment within a range of fair value estimates and considers the currency in which the market transactions are carried out. The revaluations are carried out with sufficient regularity, to ensure that the book value, at all times, does not differ significantly from the fair value of each asset subject to revaluation.

Increases in the carrying amounts arising on revaluation of land and buildings are recognised, in other comprehensive income and accumulated in reserves in shareholders’ equity. To the extent that the increase reverses a decrease previously recognised in profit or loss, the increase is first recognised in profit or loss. Decreases that reverse previous increases of the same asset are first recognised in other comprehensive income to the extent of the remaining surplus attributable to the asset; all other decreases are charged to profit or loss. Each year, the difference between depreciation based on the revalued carrying amount of the asset charged to profit or loss and depreciation based on the asset’s original cost, is reclassified from the property, plant and equipment revaluation surplus to retained earnings.

All other property, plant and equipment is stated at historical cost (adjusted for inflation as explained in Note 1.1.2) less depreciation. Historical cost includes expenditure that is directly attributable to the acquisition of the items. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to Grupo Supervielle, and the cost of the item can be measured reliably. The carrying amount of an asset is derecognized when replaced.

Repairs and maintenance expenses are charged to profit or loss when they are incurred.

b)	Depreciation methods used

Depreciation is calculated using the straight-line method, applying annual rates sufficient to extinguish the values of assets at the end of their estimated useful lives. In those cases, in which an asset includes significant components with different useful lives, such components are recognized and depreciated as separate items.

The following chart presents the useful life for each item included in property, plant and equipment:

Property, plant and equipment	Estimated useful life
Buildings	50 Years
Furniture	10 Years
Machines and equipment	5 Years
Vehicles	5 Years
Land	Not depreciated
Construction in progress	Not depreciated

The asset’s residual values and useful lives are reviewed and adjusted if appropriate, at the end of each reporting period.

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.

Gains and losses on disposals are determined by comparing proceeds with carrying amount.

Investment properties

Basis of measurement used

Investment properties are composed of  buildings held for obtaining a rent or for capital appreciation or both, but is never occupied by Grupo Supervielle.

Investment properties under the fair value approach,  are measured at its fair value, and any gain or loss arising from a change in the fair value is recognized in profit or loss. Investment properties are never depreciated. The fair value is determined using sales comparison approach prepared by Grupo Supervielle's management considering a report of an independent valuation expert.

The sale prices of comparable properties are adjusted considering the specific aspects of each property, the most relevant assumption being the price per square meter (Level 3).

Investment properties under the cost approach reflect the amount that would be required to replace the service capacity of the asset. They were valued at acquisition or construction cost, net of accumulated depreciation and / or accumulated depreciation losses. The cost includes expenses that are directly attributable to the acquisition or construction of these items.

Movements in investment properties for the year ended December 31, 2025 and 2024 were as follows:

	12/31/2025	12/31/2024
Income derived from rents (rents charged)	360,657	346,491
Direct operating expenses of properties that generated income derived from rents	(37,749)	(94,650)
Fair value remeasurement	(668,493)	(13,403,341)
Total	(345,585)	(13,151,500)

The net result generated by the investment property as of December 31, 2025 and 2024 amounts to a loss of $345,585 and an loss of $13,151,500 respectively, and is recognized under “Other operating income”, “Administrative expenses” and “Other operating expenses”. in the Consolidated Income Statement.

Gain and losses on disposals are determined by comparing proceeds with the carrying amount.

Intangible Assets

(a)    Goodwill

Goodwill resulting from the acquisition of subsidiaries, associates or joint ventures account for the excess of:

(i)	the cost of an acquisition, which is measured as the sum of the consideration transferred, valued at fair value at the acquisition date plus the amount of non-controlling interest; and
(ii)	the fair value of the identifiable assets acquired and the liabilities assumed of the acquiree.

Goodwill is included in the intangible assets item in the Consolidated statement of financial position.

Goodwill is not subject to amortization, but it is annually tested for impairment. Impairment losses are not reverted once recorded. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.

Goodwill is allocated to cash-generating units for the purpose of impairment testing. Goodwill impairment is recognized when the carrying amount exceeds its recoverable amount which derives from the fair value of the cash-generating unit. The fair value of the reporting unit is estimated using discounted cash flows techniques.

(b)    Trademarks and licenses

Trademarks and licenses acquired separately are initially valued at historical cost, while those acquired through a business combination are recognized at their estimated fair value at the acquisition date.

Intangible assets with a finite useful life are subsequently carried at cost less accumulated depreciation and / impairment losses, if any. These assets are tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired.

Trademarks acquired by Grupo Supervielle have been classified as intangible assets with an indefinite useful life. The main factors considered for this classification include the years in which they have been in service and their recognition among industry customers.

Intangible assets with an indefinite useful life are those that arise from contracts or other legal rights that can be renewed without a significant cost and for which, based on an analysis of all the relevant factors, there is no foreseeable limit of the period over which the asset is expected to generate net cash flows for Grupo Supervielle. These intangible assets are not amortized, but are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired, either individually or at the level of the cash generating unit. The categorization of the indefinite useful life is reviewed annually to confirm if it is still applicable.

Impairment losses are recognized when the book value exceeds its recoverable value. The recoverable value of the assets corresponds to the greater of the recoverable value of the asset or its value in use. For the purposes of the impairment test, assets are grouped at the lowest level at which they generate identifiable cash flows (cash generating units). The impairments of these non-financial assets - other than goodwill - are reviewed at each reporting date to verify possible reversals.

(c)    Software

Costs related to software maintenance are recognized as an expense as incurred. Development, acquisition or implementation costs which are directly attributable to the design and testing of identifiable and unique software products controlled by Grupo Supervielle are recognized as intangible assets.

The development, acquisition or implementation costs initially recognized as expenses for a period are not subsequently recognized as the cost of the intangible asset. The costs incurred in the development, acquisition or implementation of software, recognized as intangible assets, are amortized by applying the straight-line method over their estimated useful lives, in a term that does not exceed five years.

Impairment of non-financial assets

Assets with an indefinite useful life are not subject to amortization but are tested annually for impairment  or more frequently if events or changes in circumstances indicate that they might be impaired. Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable or, at least, on an annual basis.

Impairment losses are recognized when the carrying amount exceeds its recoverable amount. The recoverable amount of an asset is the higher of an asset’s fair value less costs of disposal and value in use. For purposes of assessing impairment, assets are grouped at the lowest level for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or group of assets (cash-generating units). Non-financial assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period.

Trust Assets	Assets held by Grupo Supervielle in its Trustee role, are not included in the Consolidated Financial Statements. Commissions and fees earned from trust activities are included in Service fee income.
Offsetting

Financial assets and liabilities are offset and the net amount reported in the consolidated financial statement where Grupo Supervielle has a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the assets and settle the liability simultaneously.

Financing received from the Argentine Central Bank and other Financial Institutions

The amounts owed to other financial institutions are recorded at the time the bank disburses the proceeds to Grupo Supervielle. Non-derivative financial liabilities are measured at amortized cost.

In the event that Grupo Supervielle repurchases its own debt, it is eliminated from the consolidated financial statements and the difference between the residual value of the financial liability and the amount paid is recognized as a financial income or expense.

Provisions / Contingencies

A provision will be recognized when:

●	an entity has a present obligation (legal or implicit) as a result of past event;
●	it is probable that an outflow of resources embodying future economic benefits will be required to settle the obligation; and
●	the amount can be reliably estimated.

An Entity will be deemed to have an implicit obligation where (a) Grupo Supervielle has assumed certain responsibilities as a consequence of past practices or public policies and (b) as a result, Grupo Supervielle has created an expectation that it will discharge those responsibilities.

Grupo Supervielle recognizes the following provisions:

For labor, civil and commercial lawsuits: provisions are calculated based on lawyers’ reports about the status of the proceedings and the estimate about the potential losses to be afforded by Grupo Supervielle, as well as on the basis of  past experience in this type of claims.

For miscellaneous risks: These provisions are set up to address contingencies that may trigger obligations for Grupo Supervielle. In estimating the provision amounts, Grupo Supervielle evaluates the likelihood of occurrence taking into consideration the opinion of its legal and professional advisors.

Other contingent liabilities are: i) possible obligations that arise from past events and whose existence will be confirmed only by the occurrence or non-occurrence of uncertain future events not wholly within the control of Grupo Supervielle; or ii) present obligations that arise from past events but it is not probable that an outflow of resources will be required to its settlement; or whose amount cannot be measured with sufficient reliability.

Other contingent liabilities are not recognized. Contingent liabilities, whose possibility of any outflow in settlement is remote, are not disclosed unless they involve guarantees, in which case the nature of the guarantee is disclosed.

Grupo Supervielle does not account for positive contingencies, other than those arising from deferred taxes and those contingencies whose occurrence is virtually certain.

As of the date of these Consolidated Financial Statements, Grupo Supervielle’s management believes there are no elements leading to determine the existence of contingencies that might be materialized and have a negative impact on these Consolidated Financial Statements other than those disclosed in Note 16.

Other non-financial liabilities	Non-financial liabilities are accrued when the counterparty has fulfilled its contractual obligations and are measured at amortized cost.
Employee benefits

Grupo Supervielle, make provisions related to early retirement plans. The liability related to these plans and benefits is not expected to be settled in the next 12 months. Therefore, they are measured at the present value of the future cash flows that are expected to be realized with respect to the services provided by the employees until the end of the year using the credit unit method. The level of salaries, experience and separations as well as the years of service are taken into account. Expected future payments are discounted using the market rate at the end of the year corresponding to sovereign bonds with terms and currency that coincide with the expected flows. Remeasurements as a result of experience and changes in actuarial premises are recognized in results.

Provisions for short-term benefits are measured at the present value of the disbursements that are expected to be required to settle the obligation using a pre-tax interest rate that reflects current market conditions on the value of money and the specific risks for said obligation. The increase in the provision for the passage of time is recognized in the net financial results caption of the consolidated income statement.

Termination benefits are payable when employment is terminated by Grupo Supervielle before the normal retirement date, or when an employee accepts voluntary redundancy in exchange for these benefits. Grupo Supervielle recognises termination benefits at the earlier of the following dates: (a) when Grupo Supervielle can no longer withdraw the offer of those benefits; and (b) when the entity recognises costs for a restructuring that is within the scope of IAS 37 and makes the payment of terminations benefits. In the case of an offer made to encourage voluntary redundancy, the termination benefits are measured based on the number of employees expected to accept the offer. Benefits falling due more than 12 months after the end of the reporting period are discounted to present value.

Debt Securities

Subordinated and unsubordinated Debt Securities issued by Grupo Supervielle are measured at amortized cost. Where Grupo Supervielle buys back its own debt, such obligations will be derecognized from the Consolidated Financial Statements and the difference between the residual value of the financial liability and the amount paid will be recognized as financial income or expenses.

The details of the programs is described in Note 23.

Assets and liabilities derived from insurance contracts

Grupo Supervielle applies IFRS 17 “Insurance Contracts” in order to recognize and measure the assets and liabilities derived from insurance contracts.

Main accounting policies applied – Insurance Contracts

Insurance contracts

Insurance contracts are contracts under which the Group accepts a significant insurance risk from a policyholder by agreeing to compensate the policyholder if a specific uncertain future event adversely affects the policyholder. In making this assessment, all material rights and obligations, including those arising from laws or regulations, are considered contract by contract. The Group uses its judgment to assess whether a contract transfers insurance risk (i.e. whether there is a scenario with commercial substance in which the Group has the possibility of a loss on a present value basis) and whether the insurance risk accepted is significant.

Separation of components

Contracts that have a legal form of insurance but do not transfer significant insurance risk and expose the Group to financial risks are classified as investment contracts and follow accounting for financial instruments in accordance with IFRS 9. The Group has assessed whether in its contracts accept a significant insurance risk from another party, agreeing to compensate the policyholder if an uncertain future event occurs that adversely affects the policyholder. From this evaluation it has been concluded that all insurance contracts that were under the scope of IFRS 4 meet the definition of an insurance contract and therefore, the introduction of IFRS 17 does not imply any reclassification.

Aggregation level

The Group  aggregates insurance contracts taking into consideration whether they are subject to similar risks and are managed jointly, whether they are onerous or non-onerous contracts, and their year of issue, grouping by this last criteria contracts issued in the natural year, that is, between January 1 and December 31 of each year.

Measurement Model

IFRS 17 includes three measurement models, which reflect a different degree of participation of policyholders in the investment performance or the overall performance of the insurance entity: the general measurement model (GMM, also known as the block approach construction), the variable rate approach (VFA) and the premium allocation approach (PAA).

In measuring insurance contracts, the Group has decided to apply the Simplified Model (Premium Allocation Approach) because for the remaining coverage liability of contracts have a coverage period of one year or less, or in those contracts with a duration greater than year, it is not expected that a material valuation different from that of the General Model will occur.

Under the simplified approach, the Group assumes that such contracts are not onerous on initial recognition, unless facts and circumstances indicate otherwise. If the facts and circumstances indicates that some contracts are onerous, an additional evaluation is performed to distinguish onerous from non-onerous contracts. For non-onerous contracts, the Group assesses the likelihood of changes in applicable facts and circumstances in subsequent periods to determine whether the contracts have a significant possibility of becoming onerous.

Remaining coverage liability – Simplified model

Under the simplified model, the remaining coverage liability is formed by the premiums received (collected), less the insurance acquisition cash flows paid, plus or minus the allocation to results of the expected premiums or acquisition flows, respectively. The profit or loss recognition is made linearly throughout the coverage period of the contract, in the event that the accrual of the income is also linear. By default, the Group has chosen to defer acquisition expenses, although the option of recognizing such expenses when they are incurred is also available.

The Group does not adjust the remaining coverage liability for issued insurance contracts for the effect of the time value of money, because the insurance premiums mature within the coverage period of the contracts, which is one year or less.

Liability for incurred claims – Simplified model

The groups of contracts valued under the simplified model have a liability for incurred claims calculated in a similar way to that of the General Model. Under this method, future cash flows are adjusted for the time value of money. Likewise, the risk adjustment for non-financial risk is applied to the present value of the estimated future cash flows and reflects the compensation that the Group requires for enduring uncertainty about the amount and timing of the cash flows for non-financial risk as the Group complies with insurance contracts.

Discount rate

When determining discount rates for different products, the Group uses the top-down approach. In applying this approach, the Group uses the yield curve created by the market rates of return implied by the fair value of a portfolio of reference assets and adjusts it to exclude the effects of risks present in the assets, but not in insurance cash flows, except for liquidity differences, which do not need to be eliminated.

Cash flows were discounted at a target rate of return on local instrument investments of 4% at constant values, with terms and currency that match the expected flows.

Risk adjustment for non-financial risk

The risk adjustment for non-financial risk represents the compensation required for enduring uncertainty about the amount and timing of associated cash flows. To estimate the adjustment for non-financial risk, the Group has used its own methodologies based on calculations of the Value at Risk (VaR) of the commitments associated with the Life and Non-Life businesses, using a confidence level of 75%.

Reinsurance

In general, the Group values reinsurance coverage under the Simplified Model, valuing the asset for remaining coverage of contracts with a coverage period equal to or less than one year, or in those contracts with a duration greater than one year, but that a valuation significantly different from that of the General Model is not expected to occur. This method also includes the asset for claims incurred.

Income from insurance activities

Insurance income reflects the consideration to which the Group expects to be entitled in exchange for the provision of coverage and other insurance contract services. Insurance service expenses include claims incurred and other insurance service expenses incurred, and losses on onerous groups of contracts and reversals of such losses.

The Group applies the accounting policy established in IFRS 17.86 and presents the financial performance of groups of reinsurance contracts held on a net basis on net income (expenses) of reinsurance contracts held.

In general, for the presentation of financial income or expenses from insurance contracts that arise as a consequence of the effect of the time value of money and the effect of financial risk, the Group does not disaggregate the changes in the risk adjustment for non-financial risk between the result of the insurance service and insurance financial income or expenses.

The Group includes all insurance financial income or expenses for the period in results.

Capital Stock and Capital Adjustments

Accounts included in this item are expressed in terms of the measuring unit current as of December 31, 2025 as described in Note 1.1.2, except from the item “Capital Stock”, which has been held at nominal value.

Common shares are recognized in shareholders´ equity and carried at nominal value.

As indicated in Note 24 and 32 to the Consolidated Financial Statements, the Company's Board of Directors approved the repurchase of securities issued by the Company and established the terms and conditions for the acquisition of treasury shares issued by the Company. The cost of treasury shares is disclosed as part of the Capital Stock within the Statement of Changes in Shareholders´ Equity, after the Share capital stock, Inflation adjustment of capital stock and Paid in Capital.

Share-Based Compensation

The Group provides some employees with compensation through share options, whereby they receive equity instruments as consideration (“Share-Based Compensation Transactions Settled by Equity Instruments”).

Share-Based Compensation Transactions Settled by Equity Instruments

On May 7, 2025, the Company’s Board of Directors, pursuant to the powers delegated by the Ordinary and Extraordinary General Shareholders´ Meeting  held on April 19, 2024, approved a Share Option Plan designed to align the performance of key personnel with the Company’s strategic objectives, strengthen talent retention, and incentivize the creation of long-term, sustainable value for shareholders. The Plan includes the following mechanism to reward and retain key personnel:

(i) Share Option (“SOP”)

The Share Option Plan grants the participant the right to purchase a certain number of shares during a specified period. The cost of the stock purchase plan settled with equity instruments is measured at the grant date (see Note 26), taking into account the specific terms and conditions of the plan. The cost of the settled compensation is recognized in the income statement under the heading “Employee benefits” in the line item “Share-based payments”.

Reserves and Dividend distribution

Pursuant to provisions set by the Argentine Corporations law, Grupo Supervielle and its subsidiaries, other than Banco Supervielle are required to appropriate 5% of the net income for the fiscal year to the legal reserve until such reserve is equal to 20% of Capital stock, plus the balance of the Capital Adjustment account.

As concerns Banco Supervielle, according to the regulations set forth by the Argentine Central Bank, 20% of net income for the fiscal year, net of previous years’ adjustments, if any, is required to be appropriated to the legal reserve. Notwithstanding the aforementioned, in appropriating amounts to other reserves, Financial Institutions are required to comply with the provisions laid down by the Argentine Central Bank in the revised text on distribution of dividends described in Note 24.

Given the repurchase of treasury shares carried out by Grupo Supervielle, described in Note 34, due to local regulations Grupo Supervielle has a restriction on the distribution of results and/or reversal of free reserves of $ 15,505,688 equivalent to the cost of acquisition of own shares.

The distribution of dividends to Grupo Supervielle’s shareholders is recognized as a liability in the consolidated financial statements for the fiscal year in which dividends are approved by Grupo Supervielle’s Shareholders.

Revenue Recognition

Financial income and expense is recognized in respect of all debt instruments in accordance with the effective interest rate method, pursuant to which all gains and losses which are an integral part of the transaction effective interest rate are deferred.

The results that are included within the effective interest rate include expenditures or income related to the creation or acquisition of a financial asset or liability, such as compensation received for the analysis of the client's financial condition, negotiation of the terms of the instrument, the preparation and processing of the documents necessary to conclude the transaction and the compensations received for the granting of credit agreements that are expected to be used by the client. Grupo Supervielle records all its non-derivative financial liabilities at amortized cost, except those included in the caption “Liabilities at fair value through profit or loss”, which are measured at fair value.

It should be noted that the commissions that Grupo Supervielle receives for the origination of syndicated loans are not part of the effective interest rate of the product, being these recognized in the Income Statement at the time the service is provided, as long as Grupo Supervielle does not withhold part of it or this is kept in the same conditions as the rest of the participants. The commissions received by Grupo Supervielle for the negotiations in the transactions of a third party are not part of the effective interest rate either, these being recognized at the time the services are provided.

IFRS 15 establishes the principles that an entity must apply to account for income and cash flows from contracts for the sale of goods or services to its customers.

The amount to be recognized will be that which reflects the payment to which it is expected to be entitled for the services rendered.

Grupo Supervielle's income from services is recognized in the income statement as performance obligations are fulfilled, part of the consideration received is allocated to the customer loyalty programs described below. Consideration is allocated based on the relative standalone selling prices for services rendered and points granted.

Below is a summary of the main commissions earned by the Group:

Commission	Frecuency of revenue recognition
Account maintenance	Monthly
Safe deposit boxes	Semi-annual
Issuing Bank	Event driven
Credit Card renewal	Annual
Check management	Event driven

Income from investment property rentals is recognized in the Consolidated Statement of Other Comprehensive Income based on the straight-line method over the term of the lease, in accordance with the provisions of Note 1.12.

Income tax

Income tax expense for the year includes current and deferred tax. Income tax is recognized in the consolidated income statement, except for items required to be recognized directly in other comprehensive income. In this case, the income tax liability related to such items is also recognized in such statement.

Current income tax expense is calculated on the basis of the tax laws enacted or substantially enacted as of the date of the Statement of Financial Position in the countries where the Company and its subsidiaries operate and generate taxable income. Grupo Supervielle periodically assesses the position assumed in tax returns in connection with circumstances in which the tax regulation is subject to interpretation. Grupo Supervielle sets up provisions in respect of the amounts expected to be required to pay to the tax authorities.

Deferred income tax is recognized, using the deferred tax liability method, on temporary differences arising from the carrying amount of assets and liabilities and their tax base. However, the deferred tax arising from the initial recognition of an asset or liability in a transaction other than a business combination which, at the time of the transaction does not affect income or loss for accounting or tax purposes, is not recorded. Deferred income tax is determined using tax rates (and laws) enacted as of the date of the consolidated financial statements and that are expected to be applicable when the deferred tax assets are realized or the deferred tax liabilities are settled.

Deferred income tax assets are recognized only to the extent future tax benefits are likely to arise against which the temporary differences can be offset.

Grupo Supervielle recognizes a deferred tax liability for taxable temporary differences related to investments in subsidiaries and affiliates, except when the following two conditions are met:

●	Grupo Supervielle controls the timing on which temporary differences will be reversed; and
●	Such temporary differences are not likely to be reversed in the foreseeable future.

Deferred income tax assets and liabilities are offset when a legal right exists to offset current tax assets against current tax liabilities and to the extent such balances are related to the same tax authority of Grupo Supervielle or its subsidiaries, where tax balances are intended to be, and may be, settled on a net basis.

Earnings per share

Basic earnings per share are calculated by dividing net income attributable to Grupo Supervielle’s shareholders by the weighted average number of common shares outstanding during the year.

Diluted earnings per share are calculated by dividing the net income for the year by the weighted average number of common shares issued and dilutive potential common shares at year end. Since the Company has no dilutive potential common shares outstanding, there are no dilutive earnings per share amounts.